Business Acquisitions - Summary of Consideration of Business Combinations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Cash consideration (net of cash acquired)	$ 80.2
Payments on notes payable from previous acquisitions	42.0
Total net cash paid	$ 122.2	$ 85.1